Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 17, 2015 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 17, 2015 ₪ / shares	Aug. 17, 2015 $ / shares
Shareholders' Equity (Textual)
Proceeds received from issuance of ordinary shares			$ 11,524	$ 10,239
Issuance expenses on ordinary shares			$ 1,126	$ 1,261
Options granted, description		The per share exercise price for options shall be no less than 100% of the fair market value per ordinary share on the date of grant.
Directors Stock Option Plan [Member]
Shareholders' Equity (Textual)
Ordinary shares available for future grant to employees | shares		400,000
Unrecognized compensation expense		$ 1,848
Employee Stock Option [Member]
Shareholders' Equity (Textual)
Options granted, description		The options vest and become exercisable at a rate of 1/16 of the options every three months.
Ordinary shares available for future grant to employees | shares		4,630,060
Unrecognized compensation expense		$ 49
Recognized over remaining weighted average period		2 years 6 months 15 days
Employee Stock Option [Member] | Directors Stock Option Plan [Member]
Shareholders' Equity (Textual)
Recognized over remaining weighted average period		2 years 8 months 23 days
Public offering [Member]
Shareholders' Equity (Textual)
Issuance of public offering ordinary shares | shares	7,666,665
Offering price per share | (per share)					₪ 0.15	$ 1.65
Proceeds received from issuance of ordinary shares	$ 11,524
Issuance expenses on ordinary shares	$ 1,126
Overallotment option [Member]
Shareholders' Equity (Textual)
Issuance of public offering ordinary shares | shares	999,999